Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

     During the year ended December 31, 2011, we changed the name of our seniors housing and care segment to seniors housing triple-net. Additionally, we added a new seniors housing operating segment. There was no activity related to this segment prior to September 1, 2010. We invest in seniors housing and health care real estate. We evaluate our business and make resource allocations on our three business segments: seniors housing triple-net, seniors housing operating and medical facilities. Our seniors housing triple-net properties include skilled nursing/post-acute facilities, assisted living facilities, independent living/continuing care retirement communities and combinations thereof. Under the seniors housing triple-net segment, we invest in seniors housing and health care real estate through acquisition and financing of primarily single tenant properties. Properties acquired are primarily leased under triple-net leases and we are not involved in the management of the property. Our seniors housing operating properties include assisted living facilities and independent living/continuing care retirement communities that are owned and/or operated through RIDEA partnership structures. Our primary medical facility properties include medical office buildings, hospitals and life science buildings. Our medical office buildings are typically leased to multiple tenants and generally require a certain level of property management. Our hospital investments are structured similar to our seniors housing triple-net investments. Our life science investments represent investments in an unconsolidated entity (see Note 7 for additional information). The accounting policies of the segments are the same as those described in the summary of significant accounting policies (in Note 2 to our audited consolidated financial statements). There are no intersegment sales or transfers. We evaluate performance based upon net operating income of the combined properties in each segment. Non-segment revenue consists mainly of interest income on non-real estate investments and other income. Non-segment assets consist of corporate assets including cash, deferred loan expenses and corporate offices and equipment among others. Non-property specific revenues and expenses are not allocated to individual segments in determining net operating income.

     Summary information for the reportable segments during the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands):

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$573,216	$-	$300,095	$-	$873,311
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	613,904	456,085	311,082	690	1,381,761

Property operating expenses	-	(314,142)	(65,334)	-	(379,476)
Net operating income from continuing operations(1)	613,904	141,943	245,748	690	1,002,285

Reconciling items:
Interest expense	(5,489)	(46,342)	(29,931)	(228,884)	(310,646)
Depreciation and amortization	(165,532)	(138,192)	(104,589)	-	(408,313)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
Gain (loss) on extinguishment of debt	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$414,890	$(77,940)	$103,315	$(305,395)	$134,870
Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$309,230	$-	$210,484	$-	$519,714
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	348,792	51,006	216,148	2,874	618,820

Property operating expenses	-	(32,621)	(46,673)	-	(79,294)
Net operating income from continuing operations(1)	348,792	18,385	169,475	2,874	539,526

Reconciling items:
Interest expense	(668)	(7,794)	(22,593)	(113,129)	(144,184)
Depreciation and amortization	(88,257)	(15,504)	(72,896)	-	(176,657)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Gain (loss) on extinguishment of debt	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operation before income taxes and income from unconsolidated entities	$201,780	$(25,849)	$67,566	$(189,953)	$53,544

Total assets	$4,756,896	$1,080,416	$3,389,441	$224,981	$9,451,734

Year Ended December 31, 2009:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$270,770	$-	$165,965	$-	$436,735
Interest income	35,945	-	4,940	-	40,885
Other income	5,309	-	1,309	1,170	7,788
Total revenues	312,024	-	172,214	1,170	485,408

Property operating expenses	-	-	(42,501)	-	(42,501)
Net operating income from continuing operations(1)	312,024	-	129,713	1,170	442,907

Reconciling items:
Interest expense	4,552	-	(17,411)	(76,566)	(89,425)
Depreciation and amortization	(72,508)	-	(57,941)	-	(130,449)
General and administrative	-	-	-	(49,691)	(49,691)
Gain (loss) on extinguishment of debt	(2,057)	-	(3,781)	(19,269)	(25,107)
Provision for loan losses	(23,261)	-	-	-	(23,261)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$218,750	$-	$50,580	$(144,356)	$124,974

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  Net operating income from continuing operations (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.
  Excludes income and expense amounts related to our properties held in unconsolidated entities. Please see Note 7 for additional information.